Statement of Stockholders' (Deficit) Equity - USD ($)	Series C-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 29	$ 12,515	$ 115,074,655	$ (115,343,192)	$ (255,993)
Balance, Shares at Dec. 31, 2018	29,414	12,515,201
Common stock issued including equity commitment fee, net		$ 4,642	1,157,358		1,162,000
Common stock issued including equity commitment fee, net, shares		4,642,108
Conversion of convertible notes and interest		$ 1,931	216,040		217,971
Conversion of convertible notes and interest, shares		1,931,788
Beneficial conversion features associated with convertible notes payable			104,493		104,493
Fractional shares adjusted for reverse split		$ 17	(17)
Fractional shares adjusted for reverse split, shares		16,860
Warrant exercise		$ 725	227,645		228,370
Warrant exercise, shares		725,564
Net loss				(1,640,601)	(1,640,601)
Balance at Dec. 31, 2019	$ 29	$ 19,830	116,780,174	(116,983,793)	(183,760)
Balance, Shares at Dec. 31, 2019	29,414	19,831,521
Common stock issued including equity commitment fee, net		$ 15,232	1,838,808		1,854,040
Common stock issued including equity commitment fee, net, shares		15,231,633
Conversion of convertible notes and interest		$ 6,948	739,808		746,756
Conversion of convertible notes and interest, shares		6,948,463
Beneficial conversion features associated with convertible notes payable			1,182,345		1,182,345
Net loss				(2,556,094)	(2,556,094)
Balance at Dec. 31, 2020	$ 29	$ 42,010	$ 120,541,135	$ (119,539,887)	$ 1,043,287
Balance, Shares at Dec. 31, 2020	29,414	42,011,617